UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22749

Resource Real Estate Diversified Income Fund

(Exact name of registrant as specified in charter)

2005 Market Street, Philadelphia, PA 19103

(Address of principal executive offices)

(Zip code)

Shelle Weisbaum, Resource Real Estate, Inc.

2005 Market Street, Philadelphia, PA 19103

              (Name and address of agent for service)

Registrant's telephone number, including area code:

215-231-7050

Date of fiscal year end:

2/28

Date of reporting period: 08/31/13

Item 1.  Reports to Stockholders.

Semi-Annual Report

August 31, 2013

Investor Information: 1-855-747-9559

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Resource Real Estate Diversified Income Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Resource Real Estate Diversified Income Fund

PORTFOLIO REVIEW (Unaudited)

Since Inception through August 31, 2013*

The Fund’s performance figures for the period ending August 31, 2013, compared to its benchmark:

Since Inception*
Resource Real Estate Diversified Income Fund:
Without Load	(5.27)%
With Load + U.S. 7-10 Year Treasury Bond Index	(10.97)% (5.44)%
NCREIF Property Index	5.51%

________________

* The Fund commenced operations March 12, 2013.

+ Adjusted for initial maximum sales charge of 5.75%.

The U.S. 7-10 Year Treasury Bond Index measures the performance of U.S. Treasury securities that have a remaining maturity of at least seven years and less than 10 years.

The NCREIF Property Index is a quarterly time series composite total rate of return measure of investment performance of a very large pool of individual commercial real estate properties acquired in the private market for investment purposes only. All properties in the NPI have been acquired, at least in part, on behalf of tax-exempt institutional investors – the great majority being pension funds. As such, all properties are held in a fiduciary environment. The NCREIF Property Index is calculated on a calendar quarter basis.  Performance above is since June 30, 2013.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The Fund’s total annual operating expense, including underlying funds, after fee waivers is 2.45% per the March 11, 2013, prospectus.  For performance information current to the most recent month-end, please call toll-free 1-855-747-9559.

Portfolio Composition as of August 31, 2013 (Unaudited)

Percent of Net Assets
Traded REITS	51.6%
Non-Traded REITS	36.4%
Preferred Stock REITS	42.9%
Short-Term Investments	0.3%
Total Investments	131.2%
Liabilities in Excess of Other Assets	-31.2%
Net Assets	100.0%

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2013
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - 88.0%
	TRADED REITS - 51.6%
1,900	Associated Estates Realty Corp.	$ 26,163
700	AVIV REIT, Inc.	15,904
700	BioMed Realty Trust, Inc.	12,887
170	Camden Property Trust	10,504
1,450	Campus Crest Communities, Inc.	15,341
1,590	CBL & Associates Properties, Inc.	30,528
2,025	Cole Real Estate Investment, Inc.	22,356
680	Colonial Properties Trust	15,021
1,150	Duke Realty Corp.	16,779
520	Dundee Real Estate Investment Trust	14,397
730	Entertainment Properties Trust	35,755
610	HCP, Inc.	24,845
230	Health Care REIT, Inc.	14,131
390	Highwoods Properties, Inc.	13,174
270	Home Properties, Inc.	15,579
1,920	Inland Real Estate Corp.	18,835
1,181	Lexington Realty Trust	13,841
390	Liberty Property Trust	13,494
200	The Macerich Co.	11,256
1,053	Mack-Cali Reality Corp	22,745
250	Mid-America Apartment Communities, Inc.	15,415
1,250	NorthStar Realty Finance Corp.	10,950
1,190	Omega Healthcare Investors, Inc.	33,796
740	Realty Income Fund	29,230
960	RLJ Lodging Trust	22,061
300	Ryman Hospitality Properties, Inc.	9,912
2,247	Spirit Realty Capital, Inc.	19,568
620	STAG Industrial, Inc.	12,400
1,175	Summit Hotel Properties	11,210
370	Sun Communities, Inc.	15,899
4,300	Trade Street Residential, Inc.	29,799
2,080	Two Harbors Investment Corp.	19,781
350	WP Carey, Inc.	23,006
		616,562
	NON-TRADED REITS - 36.4% + #
4,839	American Realty Capital Healthcare Trust, Inc.	45,000
4,839	Cole Credit Property Trust IV, Inc.	45,000
734	Columbia Property Trust, Inc.	18,493
8,660	Corporate Property Associates Global, Inc. 16	92,575
10,900	Dividend Capital Diversified Property Fund	56,741
17,168	Inland America Real Estate Trust, Inc.	102,552
8,064	Philip Edison ARC Shopping Center REIT, Inc.	75,000
		435,361

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,106,012)	1,051,923

See accompanying notes to financial statements.

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013
Shares		Value
	PREFERRED STOCKS - 42.9%
	REITS - 42.9%
900	Apollo Commerical Estate, 8.625%	$ 22,581
1,000	Arbor Realty Trust, Inc., 7.750%	23,780
950	Cedar Shopping Centers, Inc., 7.250%	22,268
920	Commonwealth REIT, 7.250%	21,160
900	Coresite Realty Corp., 7.250%	21,852
1,000	CYS Investments, Inc., 7.500%	20,900
940	Developers Diversified Realty, 6.500%	21,526
930	Entertainment Properties Trust, 6.625%	20,460
1,040	Excel Trust, Inc., 8.125%	26,510
950	General Growth Property, 6.375%	20,596
1,000	Glimcher Realty Trust, 6.875%	23,100
920	Glimcher Realty Trust, 7.500%	22,273
890	Investors Real Estate Trust, 7.950%	23,015
200	Kite Realty Group Trust, 8.250%	5,062
1,400	Northstar Realty Finance Corp., 8.500%	33,446
1,400	Northstar Realty Finance Corp., 8.875%	34,272
920	Pennsylvania Real Estate Invest Trust, 7.375%	22,380
700	Retail Properties of America, 7.000%	16,198
1,450	STAG Industrial, Inc., 6.625%	32,915
625	Strategic Hotels & Resorts, Inc., 8.250%	14,625
950	Strategic Hotels & Resorts, Inc., 8.500%	22,230
500	Summit Hotel Properties, 7.875%	12,445
1,230	Sun Communities, Inc., 7.125%	30,073
	TOTAL PREFERRED STOCKS (Cost $552,519)	513,667

	SHORT-TERM INVESTMENT - 0.3%
3,269	Dreyfus Treasury Cash Management, 0.01%* (Cost $3,269)	3,269

	TOTAL INVESTMENTS - 131.2% (Cost $1,661,800) (a)	$ 1,568,859
	LIABILITIES IN EXCESS OF OTHER ASSETS - (31.2)%	(373,179)
	NET ASSETS - 100.0%	$ 1,195,680

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,661,800 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 18,575
	Unrealized Depreciation:	(111,516)
	Net Unrealized Depreciation:	$ (92,941)

+ Illiquid security. Total illiquid securities represents 36.4% of net assets as of August 31 , 2013.
# Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total Value of such securities is $435,361 or 36.4% of net assets.
* Money market fund; interest rate reflects seven-day effective yield on August 31, 2013.
REITS - Real Estate Investment Trusts.

See accompanying notes to financial statements.

Resource Real Estate Diversified Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2013

Assets:
Investments in Securities at Value (identified cost $1,661,800)	$ 1,568,859
Cash	586
Due From Advisor	39,832
Dividends and Interest Receivable	6,147
Prepaid Expenses and Other Assets	4,965
Total Assets	1,620,389

Liabilities:
Loan Payable	370,667
Payable to Other Affiliates	5,195
Distribution (12b-1) Fee Payable	246
Other Accrued Expenses	48,601
Total Liabilities	424,709

Net Assets [(128,005 shares outstanding; unlimited number
of shares (par value $0.01) authorized]	$ 1,195,680

Net Asset Value and Redemption Price Per Share
($1,195,680/128,005 shares of beneficial interest outstanding)	$ 9.34
Maximum Offering Price Per Share
($9.34/0.9425)	$ 9.91

Composition of Net Assets:
At August 31, 2013, Net Assets consisted of:
Paid-in-Capital	$ 1,277,295
Undistributed net investment income	13,619
Accumulated Net Realized Loss on Investments	(2,279)
Net Unrealized Depreciation on Investments	(92,955)
Net Assets	$ 1,195,680

See accompanying notes to financial statements.

Resource Real Estate Diversified Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended August 31, 2013*

Investment Income:
Dividend Income	$ 40,296
Interest Income	5
Less: Foreign withholding taxes	(120)
Total Investment Income	40,181

Expenses:
Legal Fees	24,609
Registration & Filing Fees	21,799
Administration Fees	14,992
Fund Accounting Fees	13,586
Audit Fees	11,142
Transfer Agent Fees	8,199
Insurance Expense	8,117
Trustees' Fees	7,028
Investment Advisory Fees	6,241
Printing Expense	4,685
Custody Fees	2,343
Interest Expense	1,677
Shareholder Servicing Fees	1,248
Miscellaneous Expenses	1,874
Total Expenses	127,540
Less: Fees Waived/Reimbursed by Advisor	(115,932)
Net Expenses	11,608

Net Investment Income	28,573

Net Realized and Unrealized Loss on Investments:
Net Realized Loss on:
Investments	(2,142)
Foreign Currency	(137)
Net Realized Loss	(2,279)

Net Change in Unrealized Depreciation on Investments	(92,955)

Net Realized and Unrealized Loss on Investments	(95,234)

Net Decrease in Net Assets Resulting From Operations	$ (66,661)

* The Fund commenced operations March 12, 2013.

See accompanying notes to financial statements.

Resource Real Estate Diversified Income Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the Period
Ended
August 31, 2013*

Operations:
Net Investment Income	$ 28,573
Net Realized Loss on:
Investments	(2,142)
Foreign Currency	(137)
Net Change in Unrealized Depreciation on Investments	(92,955)
Net Decrease in Net Assets
Resulting From Operations	(66,661)

Distributions to Shareholders From:
Net Investment Income ($0.14 per share)	(14,954)

From Shares of Beneficial Interest:
Proceeds from Shares Issued (126,609 shares)	1,163,769
Distributions Reinvested (1,396 shares)	13,526
Net Increase in Net Assets From Shares of Beneficial Interest	1,177,295

Total Increase in Net Assets	1,095,680

Net Assets:
Beginning of Period	100,000
End of Period	$ 1,195,680

Undistributed Net Investment Income	$ 13,619
_______
*The Fund commenced operations on March 12, 2013.

See accompanying notes to financial statements.

Resource Real Estate Diversified Income Fund
STATEMENT OF CASH FLOWS
For the Period from March 12, 2013 (commencement of operations) to August 31, 2013

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ (66,661)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(1,719,269)
Proceeds from sales	62,880
Net short term purchases	(3,269)
Net realized loss from investments	(2,142)
Net unrealized (appreciation)/depreciation from investments	92,941

Changes in assets and liabilities
(Increase)/Decrease in assets:
Due From Investment Adviser	(39,832)
Dividends Receivable	(6,147)
Prepaid Expenses and Other Assets	(4,965)
Increase in liabilities:
Payable to Affiliates	5,195
Accrued Shareholder Servicing Fee	246
Accrued Expenses and Other Liabilities	48,601
Net cash used in operating activities	(1,632,422)

Cash flows from financing activities:
Increase in Loan Payable	370,667
Proceeds from shares sold	1,163,769
Cash distributions paid	(1,428)
Net cash provided by financing activities	1,533,008

Net decrease in cash	(99,414)
Cash at beginning of period	100,000
Cash at end of period	586

Supplemental disclosure of non-cash activity:
Noncash financing activities not included herein consists of
reinvestment of dividends	$ 13,526

See accompanying notes to financial statements.

Resource Real Estate Diversified Income Fund
FINANCIAL HIGHLIGHTS (Unaudited)

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

Since Inception*
Through
August 31, 2013

Net Asset Value, Beginning of Period	$ 10.00
Increase From Operations:
Net investment income (a)	0.27
Net loss from investments
(both realized and unrealized)	(0.79)
Total from operations	(0.52)

Less Distributions:
From net investment income	(0.14)

Net Asset Value, End of Period	$ 9.34

Total Return (b)	(5.27)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,196
Ratio to average net assets (including interest expense):
Expenses, Gross (c)	25.53%
Expenses, Net of Reimbursement (c)	2.32%
Ratio to average net assets (excluding interest expense):
Expenses, Gross (c)	25.19%
Expenses, Net of Reimbursement (c)	1.99%
Net investment income, Net of Reimbursement (c)	5.72%
Portfolio turnover rate (d)	6%

__________
*The Fund commenced operations on March 12, 2013.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.  Total returns for periods less than one year are not annualized.

(c) Annualized for periods less than one year.
(d) Not annualized.

See accompanying notes to financial statements.

Resource Real Estate Diversified Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

August 31, 2013

1.

ORGANIZATION

Resource Real Estate Diversified Income Fund (the “Fund”) was organized as a Delaware statutory trust on August 1, 2012 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares.  The Fund’s primary investment objective is to produce current income, with a secondary objective to achieve a long-term capital appreciation with moderate volatility and low to moderate correlation to the broader equity markets. The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of assets (defined in net assets plus the amount of any borrowing for investment purposes) in “real estate and real estate related industry securities,” primarily in income producing equity and debt securities.  The Fund shares are offered subject to a maximum sales charge of 5.75% of the offering price.  The Fund commenced operations on March 12, 2013.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-

Resource Real Estate Diversified Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Valuation Committee has established a methodology for fair value for such securities. Generally, the Real Estate Investment Trusts (REITs) which are not traded and purchased in the public offering period are valued at cost.  While in the public offering period, the Fund generally purchases REITs at Net Asset Value (NAV) or without a commission.  The Fund may also purchase non-traded REITs on a secondary market in limited quantities at a discounted price to the NAV.  Once a REIT closes to new investments, the Fund may value the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation.  The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Traded REITS	$ 616,562	$ -	$ -	$ 616,562
Non-Traded REITS	-	-	435,361	435,361
Preferred Stock - REITS	513,667	-	-	513,667
Short-Term Investments	3,269	-	-	3,269
Total	$ 1,133,498	$ -	$ 435,361	$ 1,568,859

*Refer to the Portfolio of Investments for industry classifications.

  There were no transfers into or out of Level 1 and Level 2 during the current period presented.

Resource Real Estate Diversified Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Non-Traded REITS
Beginning Balance	$ -
Total realized gain (loss)	-
Appreciation (Depreciation)	17,578
Cost of Purchases	417,783
Proceeds from Sales	-
Accrued Interest	-
Net transfers in/out of level 3	-
Ending Balance	$ 435,361

..

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 Security are (1) review of current assets held by the investment (2) review of the investment’s monthly statements to verify that they continue to be valued accurately (3) Advisor’s receipt of the investment’s audited financial statements on an annual basis. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies its major tax jurisdiction as U.S. Federal.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders –Distributions from investment income are declared and paid quarterly.  Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Resource Real Estate, Inc. (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.25% of the average daily net assets of the Fund.  For the period ended August 31, 2013, the Adviser earned advisory fees of $6,241.

Resource Real Estate Diversified Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, (including all organization and offering expenses, but excluding interest, brokerage commissions and extraordinary expenses) at least until April 30, 2014, so that the total annual operating expenses of the Fund do not exceed 1.99% of the Fund’s average daily net assets.  Fee waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the period ended August 31, 2013, the Adviser waived fees of $115,932, all of which will expire in 2016.

Pursuant to separate servicing agreements with Gemini Fund Services, (“GFS”), the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board of Trustees has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund.   Under the Shareholder Services Plan, the Fund may pay 0.25% per year of its average daily net assets for such services.  For the period ended August 31, 2013, the Fund incurred distribution fees of $1,248.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.   The Distributor is an affiliate of GFS. For the period ended August 31, 2013, the Distributor received $316 in underwriting commissions for sales of the Fund’s shares, of which $41 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a quarterly fee of $1,250, as well as reimbursement for any reasonable expenses incurred attending meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended August 31, 2013 amounted to $1,719,269 and $62,880, respectively.

5.

REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of up to 5% of its issued and outstanding shares as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below).  If shareholders tender for repurchase more than 5% of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional 2%.  If the Fund determines not to repurchase an additional 2%, or if more than 7% of the shares are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder.  There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered.  In the event of an oversubscribed offer, you may not be able to tender all shares that you

Resource Real Estate Diversified Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

wish to tender and may have to wait until the next quarterly repurchase offer to tender the remaining shares.  Subsequent repurchase requests will not be given priority over other shareholder requests.

During the period ended August 31, 2013, the Fund completed one quarterly repurchase offer. In that offer, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the Repurchase Pricing Dates. The result of those repurchase offers were as follows:

   Repurchase Offer #1

Commencement Date

June 11, 2013

Repurchase Request Deadline

June 12, 2013

Repurchase Pricing Date

June 12, 2013

Net Asset Value as of

Repurchase Offer Date

              $9.67

Amount Repurchased

    $0

Percentage of Outstanding

Share Repurchased

    0%

6.

BANK LINE OF CREDIT

Resource Real Estate Diversified Income Fund has a secured $25,000,000 bank line of credit through BNP Paribas Prime Brokerage International, Ltd. (“the Bank”) for purpose of investment purchases subject to the limitations of the 1940 Act for borrowings.

The Fund has until June 1, 2014 to pay back the line of credit. Borrowings under this arrangement bear interest, i) at the lender’s prime rate minus 0.50% or ii) 2.75% per annum at the time of borrowing. During the period ended August 31, 2013, the Fund incurred $1,677 of interest expense related to the borrowings. Average borrowings and the average interest rate during the period ended August 31, 2013 were $326,251 and 1.23%, respectively. The largest outstanding borrowing during the period ended August 31, 2013 was $429,074.  As of August 31, 2013, the Fund had $370,667 of outstanding borrowings.

As collateral security for the bank line of credit, the Fund grants the Bank a first position security interest in and lien on all securities of any kind or description held by the Fund. As of August 31, 2013, the Fund had $1,132,285 in securities pledged as collateral for the line of credit.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Resource Real Estate Diversified Income Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

August 31, 2013

As a shareholder of the Fund you incur ongoing costs, including management fees, shareholder service fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (3/12/13)	Ending Account Value (8/31/13)	Expenses Paid During the Period (3/12/13 to 8/31/13)
Actual *	$1,000.00	$947.30	$9.13
Hypothetical ** (5% return before expenses)	$1,000.00	$963.60	$9.80

*  Expenses Paid During Period Actual are equal to Fund’s annualized expense ratio of 1.99%, multiplied by the number of days in the period from March 12, 2013 through August 31, 2013 (172 divided by the number of days in the fiscal year (365).

**  Expenses Paid During Period Hypothetical are equal to Fund’s annualized expense ratio of 1.99%, multiplied by the number of days in the period from March 1, 2013 through August 31, 2013 (183) divided by the number of days in the fiscal year (365).

Resource Real Estate Diversified Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

August 31, 2013

Approval of Investment Advisory Agreement

At a meeting held on November 13, 2012, (the “Organizational Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Resource Real Estate Diversified Income Fund (the “Trust” or the “Fund”), including a majority of those Trustees who are not “interested persons” of the Trust, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)(the “Independent Trustees”) considered the approval of an investment advisory agreement (the “Agreement”) between Resource Real Estate, Inc. (the “Adviser”) and the Trust.

 In connection with the Board’s consideration of the Agreement, the Adviser provided the Board in advance of the Organizational Meeting with written materials. Matters considered by the Trustees in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund.  The Board reviewed a copy of the Adviser’s current Form ADV and information regarding the Adviser’s organizational structure.  The Trustees considered a presentation given by the Adviser regarding the Fund’s investment strategy and the experience of the Adviser in the provision of investment advisory services in real estate securities.  The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience and background of all key personnel of its fund management team.  The Board then considered certain legal and regulatory matters in which the Adviser and/or the Adviser’s affiliates are involved and the potential effect of such matters on the operations of the Adviser.

The Trustees then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund were satisfactory and reliable.

Performance of the Adviser.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Trustees considered other accounts managed by the Adviser and considered the background of the prospective portfolio manager.  The Board concluded that the Adviser was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.25% annual advisory fee based on the average net assets of the Fund, which is above the median of a group of similarly managed closed-end interval funds, however, the Trustees noted that the advisory fee was within the range of reasonable fees charged by the advisers to the reference group of funds.  The Trustees also noted that the Adviser expects to limit total annual Fund operating expenses at 1.99%. The Trustees concluded that the proposed advisory fee, as well as its overall projected net expense ratio, was acceptable in light of the Adviser’s expertise and the quality of the services the Fund expects to receive from the Adviser.

Economies of Scale.  The Board considered whether there will be economies of scale in respect of the management of the Fund and whether there was potential for realization of any further economies of scale.  The Board acknowledged that, based on the anticipated size and growth of the Fund for the first two years the Agreement is in effect, economies of scale are not a relevant consideration at this time.

Resource Real Estate Diversified Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)  (Continued)

August 31, 2013

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They noted that any projection of profits is speculative.  They considered the proposed advisory fee, expected asset levels and benefits to be derived from a distribution agreement between the Fund and an affiliated principal underwriter.  The Board considered that there will be no anticipated direct profit to the Adviser for the first two years that the Agreement is in effect.  The Board determined that the Adviser has adequate resources to reimburse the Fund for operating expenses and to continue operations.  The Board concluded that the Adviser’s expected level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the proposed advisory fee structure is reasonable and in light of such services and projected expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the Agreement. In its consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and this summary does not detail all the matters considered.

PRIVACY NOTICE
FACTS		WHAT DOES RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Resource Real Estate Diversified Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Resource Real Estate Diversified Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?		Call 1-855-747-9559

Who we are
Who is providing this notice?	Resource Real Estate Diversified Income Fund
What we do
How does Resource Real Estate Diversified Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Resource Real Estate Diversified Income Fund collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Resource Real Estate Diversified Income Fund does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

▪  Resource Real Estate Diversified  Income Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Resource Real Estate Diversified Income Fund does not jointly market.

.

Investment Adviser

Resource Real Estate, Inc.

One Crescent Drive, Suite 203

Philadelphia, PA 19112

Distributor

Northern Lights Distributor, LLC

17605 Wright Street Suite 2

Omaha, NE 68130

Legal Counsel

Thompson Hine LLC

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-747-9559 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-747-9559.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Resource Real Estate Diversified Income Fund

By (Signature and Title)

/s/ Alan Feldman

       Alan Feldman, President

Date

11/12/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Alan Feldman

      Alan Feldman, President

Date

11/12/13

By (Signature and Title)

/s/ Steven R. Saltzman

      Steven R. Saltzman, Treasurer

Date

11/12/13